Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivables, and Unbilled Energy Incentives	Accounts receivables, and unbilled energy incentives consist of the following (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Accounts receivable	$651	$3,335
Unbilled energy incentives earned	5,607	4,954
Total	$6,258	$8,289

Schedule of Accounts Receivables and Unbilled Energy Incentives	Accounts receivable relate to amounts due from customers for services that have been performed and invoices that have been sent. Accounts receivables and unbilled energy incentives consist of the following:
	September 30	December 31
	2024	2023
	(in thousands)
Accounts receivable	$21	$3
Total	$21	$3